CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended		8 Months Ended	9 Months Ended			12 Months Ended														185 Months Ended	194 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 1997	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2003	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Mar. 31, 2003	Mar. 31, 2002	Mar. 31, 2001	Mar. 31, 2000	Mar. 31, 1999	Mar. 31, 1998	Dec. 31, 2011	Sep. 30, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net loss from continuing operations	$ (3,153)	$ (3,277)		$ (9,326)	$ (11,081)		$ (14,603)	$ (14,890)	$ (18,021)												$ (240,833)	$ (250,159)
Loss from discontinued operations	1,263	(168)		904	(504)		(640)	(1,131)	(1,549)												(12,716)	(11,812)
Net loss	(1,890)	(3,445)	(290)	(8,422)	(11,585)	(14,977)	(15,243)	(16,021)	(19,570)	(40,386)	(24,053)	(29,258)	(18,048)	(22,742)	(15,542)	(14,853)	(10,382)	(5,686)	(3,964)	(2,534)	(253,549)	(261,971)
Translation adjustment			(4)			(1,343)	648	2,084	(5,589)	14,918	(93)	416	(1,786)	2,424	(1,846)	191	(466)	(194)	11	55	5,274
Unrealized foreign exchange gain (loss) on intercompany loans							(622)	(2,073)	5,651	(12,330)											(5,217)
Comprehensive loss			$ (294)			$ (16,320)	$ (15,217)	$ (16,010)	$ (19,508)	$ (37,798)	$ (24,146)	$ (28,842)	$ (19,834)	$ (20,318)	$ (17,388)	$ (14,662)	$ (10,848)	$ (5,880)	$ (3,953)	$ (2,479)	$ (253,492)